2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - ExchangeRate	Dec. 31, 2020	Dec. 31, 2019
UNITED STATES [member]
Disclosure of changes in accounting estimates [line items]
Equivalent	1
Brazilian reais [member]
Disclosure of changes in accounting estimates [line items]
Equivalent	5.1967	4.0307
Brazilian reais [member] | Brazilian central bank [member]
Disclosure of changes in accounting estimates [line items]
Equivalent	6.3779	4.5305
Euro [member]
Disclosure of changes in accounting estimates [line items]
Equivalent	1